SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
(the "Fund")

Supplement Dated April 20, 2023
to the Prospectus, dated September 30, 2022, as amended on December 16, 2022,
February 3, 2023, March 24, 2023, and April 14, 2023

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Coho Partners, Ltd. no longer serves as a sub-adviser to the Fund. As such, all references to Coho Partners, Ltd. are hereby deleted from the Prospectus.

In addition, in the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Copeland Capital Management, LLC	Eric Brown, CFA	Since 2023	Chief Executive Officer, Portfolio Manager and Principal
	Mark Giovanniello, CFA	Since 2023	Chief Investment Officer, Portfolio Manager and Analyst
	David McGonigle, CFA	Since 2023	Portfolio Manager, Principal and Senior Research Analyst
	Jeffrey Walkenhorst, CFA	Since 2023	Portfolio Manager, Principal and Research Analyst
	John Cummings, CFA	Since 2023	Portfolio Manager, Principal and Research Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Copeland Capital Management, LLC: Copeland Capital Management, LLC (Copeland), located at 161 Washington Street, Suite 1325, Conshohocken, PA 19428, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Copeland. Mr. Eric Brown, CFA, is the Chief Executive Officer, Principal and a Portfolio Manager at Copeland. Mr. Brown formed Copeland in 2005 and is responsible for research coverage of the Utilities and MLP sectors across all domestic portfolios. While founding Copeland, Mr. Brown developed a proprietary fundamental model to best evaluate dividend growth stocks. Mr. Brown holds a Bachelor of Arts in Political Science from Trinity College in Hartford, CT and holds the Chartered Financial Analyst (CFA) designation. Mr. Brown is a member of the Boston Security Analysts Society and the American Mensa Society. Mr. Mark Giovanniello, CFA, is the Chief Investment Officer, Principal and Portfolio Manager at Copeland. Mr. Giovanniello joined Copeland in 2009 and is a co-portfolio manager on all Domestic Strategies and the lead manager for the Mid Cap, Smid Cap, and Small Cap Strategies. Mr. Giovanniello holds a Bachelor of Science degree from the Carroll School of Management at Boston College. Mr. Giovanniello also holds the CFA designation and is a member of the Philadelphia Security Analyst Society. Mr. David McGonigle, CFA, is a Senior Research Analyst, Principal and a Portfolio Manager at Copeland. Mr. McGonigle's primary coverage responsibilities are in the Consumer Discretionary, Financial and Industrial sectors across all domestic portfolios. Mr. McGonigle holds a Bachelor of Science in Business Administration, with a finance concentration, from the E. Claiborne Robins School of Business at the University of Richmond. Mr. McGonigle also holds the CFA designation and is a member of the CFA Society of Philadelphia. Mr. Jeffrey Walkenhorst, CFA, is a Research Analyst, Principal and a Portfolio Manager at Copeland. Mr. Walkenhorst joined Copeland in 2011 and his primary coverage responsibilities are in the Consumer Staples, Real Estate, and Technology/Telecom sectors across all domestic portfolios. Mr. Walkenhorst holds a Bachelor of Arts degree in Economics from Stanford University. Mr. Walkenhorst also holds the CFA designation and is a member of the New York Society of Security Analysts. Mr. John Cummings, CFA is a Research Analyst, Principal and a Portfolio Manager at Copeland. Prior to joining Copeland in August 2014, he worked as a summer equity research analyst for Credit Suisse covering the consumer internet sector. Before that, Mr. Cummings worked for Copeland Capital as a summer research analyst. During this time, he helped analyze and improve Copeland's quantitative screening methodologies. He holds a Bachelor of Arts in both Mathematics and Economics with high honors from Haverford College. He also holds the CFA designation and is a member of the CFA Society of Philadelphia.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1446 (04/23)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
(the "Fund")

Supplement Dated April 20, 2023
to the Statement of Additional Information (the "SAI"), dated September 30, 2022, as amended on December 16, 2022, January 4, 2023, February 3, 2023, and April 14, 2023

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Coho Partners, Ltd. no longer serves as a sub-adviser to the Fund. As such, all references to Coho Partners, Ltd. are hereby deleted from the SAI.

In addition, under the section titled "The Adviser and the Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Copeland Capital Management, LLC is hereby deleted and replaced with the following:

COPELAND CAPITAL MANAGEMENT, LLC—Copeland Capital Management, LLC ("Copeland") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Disciplined Equity, Small Cap II and Small/Mid Cap Equity Funds. Copeland was founded in 2005 and is 100% employee owned.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "Copeland," the text thereunder is hereby deleted and replaced with the following:

Compensation. SIMC pays Copeland a fee based on the assets under management of the Large Cap, Large Cap Disciplined Equity, Small Cap II and Small/Mid Cap Equity Funds as set forth in an investment sub-advisory agreement between Copeland and SIMC. Copeland pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Disciplined Equity, Small Cap II and Small/Mid Cap Equity Funds. The following information relates to the period ended December 31, 2022.

Ownership of Fund Shares. As of December 31, 2022, Copeland's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Disciplined Equity, Small Cap II or Small/Mid Cap Equity Funds.

Other Accounts. As of December 31, 2022, in addition to the Large Cap, Large Cap Disciplined Equity, Small Cap II and Small/Mid Cap Equity Funds, Copeland's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Eric Brown, CFA	6	$548.2	0	$0	2,166	$3,039.4
Mark Giovaniello, CFA	6	$548.2	0	$0	2,166	$3,039.4
David McGonigle, CFA	6	$548.2	0	$0	2,166	$3,039.4
Jeffrey Walkenhorst, CFA	6	$548.2	0	$0	2,166	$3,039.4
John Cummings, CFA	6	$548.2	0	$0	2,166	$3,039.4

None of the accounts listed above are subject to a performance-based advisory fee.

†  Copeland utilizes a team-based approach to portfolio management, and each of the portfolio managers listed above are jointly responsible for the management of a portion of the accounts listed in each category.

Conflicts of Interest. The portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When the portfolio managers have responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, Copeland may receive fees from certain accounts that are higher than the fee it receives from the Large Cap, Large Cap Disciplined Equity, Small Cap II and Small/Mid Cap Equity Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Large Cap, Large Cap Disciplined Equity, Small Cap II and Small/Mid Cap Equity Funds. Copeland has adopted policies and procedures designed to address these potential material conflicts. For instance, Copeland utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The portfolio manager's compensation is based upon their ownership share of the profits, if any, of Copeland.

To address and manage these potential conflicts of interest, Copeland has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1447 (04/23)